BASIC AND DILUTED LOSS PER SHARE	9 Months Ended
Sep. 30, 2025
Earnings (Loss) per share
BASIC AND DILUTED LOSS PER SHARE

7.	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing the net income available to common shareholders for the period by the weighted average number of common shares of the Company (“Common Shares”) outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income available to common shareholders less any preferred dividends for the period by the weighted average number of Common Shares outstanding plus any potentially dilutive securities outstanding during the period. The Company uses the treasury stock method to reflect the potential dilutive effect of unvested RSUs and unexercised stock options. The Company does not pay dividends or have participating shares outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Weighted-average numbers of Common Shares - basic	218,996	196,668	216,262	188,864
Effect of Dilutive Securities:
RSUs	-	-	-	-
Options	-	-	-	-
Weighted-average numbers of Common Shares - diluted	218,996	196,668	216,262	188,864
Loss per share
Basic loss per share	$(0.00)	$(0.01)	$(0.02)	$(0.11)
Diluted loss per share	$(0.00)	$(0.01)	$(0.02)	$(0.11)

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Options	11,381	15,662	11,381	15,662
RSU	17,396	27,097	17,396	27,097
Total	28,777	42,759	28,777	42,759

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2025 AND 2024

UNAUDITED